Property, plant and equipment - Disclosure of changes in right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	€ 45,011
Property, plant and equipment at end of period	42,958	€ 45,011
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	2,061	1,784
Depreciation	(702)	(677)
Additions	817	914
Transfer to Assets held for sale	(24)	(104)
Change in the scope of consolidation		119
Translation differences	(148)	65
Other changes	(31)	(40)
Property, plant and equipment at end of period	1,973	2,061
Land | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	24	33
Depreciation	(3)	(3)
Additions	1	6
Transfer to Assets held for sale	0	(4)
Change in the scope of consolidation		2
Translation differences	(2)	1
Other changes	(1)	(11)
Property, plant and equipment at end of period	19	24
Buildings | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	1,510	1,309
Depreciation	(271)	(275)
Additions	309	460
Transfer to Assets held for sale	(14)	(59)
Change in the scope of consolidation		54
Translation differences	(103)	46
Other changes	0	(25)
Property, plant and equipment at end of period	1,431	1,510
Plant, machinery and equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	79	153
Depreciation	(52)	(84)
Additions	65	42
Transfer to Assets held for sale	(6)	(33)
Change in the scope of consolidation		1
Translation differences	(2)	2
Other changes	5	(2)
Property, plant and equipment at end of period	89	79
Other assets - Assets subject to operating leases | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	448	289
Depreciation	(376)	(315)
Additions	442	406
Transfer to Assets held for sale	(4)	(8)
Change in the scope of consolidation		62
Translation differences	(41)	16
Other changes	(35)	(2)
Property, plant and equipment at end of period	€ 434	€ 448